Total
BNY Mellon International Equity ETF
Fund Summary BNY Mellon International Equity ETF
Fund Summary BNY Mellon International Equity ETF
Investment Objective
The fund seeks to track the performance of the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon International Equity ETF BNY Mellon International Equity ETF [1]
Management fees	0.04%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.04%
[1]	The fund's management agreement provides that the Adviser, BNY Mellon ETF Investment Adviser, LLC, will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expense, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BNY Mellon International Equity ETF | BNY Mellon International Equity ETF | USD ($)	4	13	23	51

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
BNY Mellon International Equity ETF | BNY Mellon International Equity ETF | USD ($)	4	13	23	51

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. For the fiscal year ended October 31, 2023, the fund's portfolio turnover rate was 13.57% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR (index), depositary receipts based on securities comprising the index, exchange-traded funds (ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the index. The fund's derivatives investments may include futures, currency forwards, total return swaps and structured notes. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. Depositary receipts are considered equity securities for purposes of the 80% investment policy.

The Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR is a free float market capitalization weighted index designed to measure the performance of developed market (excluding the United States) large- and mid-capitalization companies. The index's universe of eligible securities includes equity securities issued by developed market companies (excluding the United States), listed on a developed market exchange, and that meet certain tradability requirements. Securities included in the index may be denominated in foreign currencies. To determine if a company is a developed market company, the index considers the company's country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately the top 85% free float market capitalization of each developed market country are included in the index. As of December 31, 2023, the index considers the following countries to be developed market countries (excluding the United States): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom. The index reconstitutes semi-annually in May and November. As of December 31, 2023, the index was comprised of 1,033 securities. Under normal circumstances, the fund generally invests in all of the stocks in the index in proportion to their weighting in the index. However, the fund may invest in a representative sample of the index if replicating the index could be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the index, in instances in which a security in the index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the fund but not the index.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. In addition, a significant portion of the fund's assets will generally be focused in a country or region to the extent the index is focused in a particular country or region. As of December 31, 2023, approximately 22.44% of the index consisted of securities of issuers in the financials sector. Additionally, as of December 31, 2023, the index had significant exposure to issuers located in Japan and the European region.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of different broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.im.bnymellon.com.

The fund's investment objective changed effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Developed Markets ex-US Large Cap IndexSM.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q4, 2022: 16.53% Worst Quarter Q2, 2022: -14.59% (for the periods reflected in the bar chart)
Average Annual Total Returns as of 12/31/23

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns - BNY Mellon International Equity ETF		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BNY Mellon International Equity ETF		18.32%	13.23%	Apr. 22, 2020
After Taxes on Distributions | BNY Mellon International Equity ETF		16.87%	12.40%
After Taxes on Distributions and Sale of Fund Shares | BNY Mellon International Equity ETF		10.79%	10.29%
Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR (reflects no deductions for fees or expenses)	[1]	17.49%	12.72%	Apr. 22, 2020
Morningstar® Developed Markets ex-US Large Cap IndexSM (reflects no deductions for fees or expenses)		17.99%	13.09%	Apr. 22, 2020
[1]	Effective November 15, 2023, the fund changed its benchmark index from the Morningstar® Developed Markets ex-US Large Cap IndexSM to the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR in connection with a change to the fund’s investment objective.